Discontinued operation - Discontinued operation consolidated operations income loss (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Operating expenses:
Loss from discontinued operations		$ (29,712)
Net loss from discontinued operations, net of income tax		$ (29,712)
Discontinued Operations | China Mainland Business
Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$ 14,910
Cost of revenues	(20,476)
Gross loss	(5,566)
Operating expenses:
Sales and marketing expenses	(8,225)
Product development expenses	(1,839)
General and administrative expenses	(13,804)
Total operating expenses	(23,868)
Other income	460
Loss from discontinued operations	(28,974)
Other income, net	1,107
Loss before income tax	(27,867)
Income tax expenses	(1,845)
Net loss from discontinued operations, net of income tax	$ (29,712)